Loss per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Numerator
Net loss	¥ (475,968)	$ (67,039)	¥ (300,765)	¥ (244,827)
Deemed dividend | ¥			(446,419)	(2,211,330)
Net loss attributable to ordinary shareholders of the company	¥ (475,968)	$ (67,039)	¥ (747,184)	¥ (2,456,157)
Denominator
Weighted average number of ordinary shares outstanding, basic (in shares)	124,783,013	124,783,013	115,534,593	104,987,478
Weighted average number of ordinary shares outstanding, diluted (in shares)	124,783,013	124,783,013	115,534,593	104,987,478
Net loss per share, basic (amounts per share) | (per share)	¥ (3.81)	$ (0.54)	¥ (6.47)	¥ (23.39)
Diluted (amounts per share) | (per share)	¥ (3.81)	$ (0.54)	¥ (6.47)	¥ (23.39)